Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.39%	0.37%
Increase decrease in ECL coverage	0.02%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.10%	0.10%
Stage 1 and 2 positions | Twelve-month expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	0.06%	0.06%
Stage 1 and 2 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	1.12%	1.41%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase decrease in ECL coverage	3.00%
Stage 3 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total combined on- and off-balance sheet coverage ratio	34.08%	30.67%
Increase decrease in ECL coverage	3.00%